Risk and uncertainties	12 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
Risk and uncertainties
31. Risk and uncertainties
a) The outbreak of the
COVID-19
pandemic had led to a nation-wide lockdown in
April-May
2020. This was followed by local lockdowns in areas with a significant number of
COVID-19
cases. Following the easing of lockdown measures, there was an improvement in economic activity in the second half of fiscal year 2021. India experienced a “second wave” of the
COVID-19
pandemic in
April-May
2021 following the discovery of mutant coronavirus variants, leading to the re-imposition
of regional lockdowns. These were gradually lifted as the second wave subsided. By December 2021, another variant “Omicron” started spreading in India. However, with improved vaccination rates, the impact of the variant was lower than that of previous waves. Moving forward, there continues to be significant uncertainty relating to the further progression of other waves. The impact of COVID-19, including changes in customer behavior and pandemic fears, as well as restrictions on business and individual activities, has led to significant volatility in global and Indian financial markets and a significant decrease in global and local economic activities. The disruptions following the outbreak have impacted loan originations, the sale of third-party products, the use of credit and debit cards by customers and the efficiency in collection efforts resulting in an increase in customer defaults and consequently an increase in provisions there against. India is emerging from the COVID-19 pandemic. The extent to which the
COVID-19
pandemic will continue to impact the Bank’s results will depend on ongoing as well as future developments, which are uncertain, including, among other things, any new information concerning the severity of the
COVID-19
pandemic, and any action to contain its spread or mitigate its impact whether government-mandated or elected by us.
b) On September 3, 2020, a securities class action lawsuit was filed against the Bank and certain of its current and former directors in the United States District Court for the Eastern District of New York (the “Court”). The complaint was amended on February 8, 2021. The amended complaint alleges that the Bank, its former managing director, Mr. Aditya Puri, and the present managing director and CEO, Mr. Sashidhar Jagdishan made materially false and misleading statements regarding certain aspects of the Bank’s business and compliance policies, which the complaint alleges resulted in the Bank’s ADS price declining on July 13, 2020, thereby allegedly causing damage to the Bank’s investors. The Bank’s motion to dismiss the suit was filed on April 9, 2021, to which the lead plaintiff served its brief in opposition on June 8, 2021. The Bank, on July 23, 2021, through its legal counsel, has filed the reply memorandum of law in further support of the motion to dismiss the securities class action suit. The Bank’s motion to dismiss remains pending before the Court. Given the uncertainty inherent in these matters, and based on an assessment made after taking appropriate legal advice, at this point in time, the Bank does not believe that the ultimate outcome of this matter will be materially unfavorable to the Bank. Accordingly, no liability has been recorded in the Bank’s consolidated financial statements. The Bank intends to continue to vigorously defend against the allegations.
c) The ongoing war
 between Russia and Ukraine complicates the geopolitical landscape. The United States, the United Kingdom and the European Union have expanded sanctions significantly against Russia which could impact global markets and thus the Bank and its customers. The Bank continues to monitor developments and seeks to manage the associated impacts on its customers and business.